Consolidated Statement of Stockholder's Deficit - USD ($)	Common Stock [Member]	Common Stock [Member] Common Class C [Member] Boost Run Holdings LLC [Member]	Common Stock [Member] Common Class A [Member] Boost Run Holdings LLC [Member]	Retained Earnings [Member]	Retained Earnings [Member] Boost Run Holdings LLC [Member]	Total	Boost Run Holdings LLC [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Boost Run Holdings LLC [Member]	Member Units [Member] Boost Run Holdings LLC [Member]	Member Units [Member] Class A Units [Member] Boost Run Holdings LLC [Member]	Member Units [Member] Class C Units [Member] Boost Run Holdings LLC [Member]
Beginning balance, value at Dec. 31, 2023		$ 6,187,000			$ (553,000)		$ 5,634,000
Balance, shares at Dec. 31, 2023			8,500
Net income (loss)					(212,000)		(212,000)
Unit-based compensation							568,000		568,000
Contributions		1,503,000					1,503,000
Ending balance, value at Dec. 31, 2024		$ 7,690,000			(765,000)		7,493,000		568,000	$ 7,690,000
Balance, shares at Dec. 31, 2024			8,500								8,500
Net income (loss)					21,000		21,000
Unit-based compensation							202,000		202,000
Contributions							500,000			500,000
Ending balance, value at Mar. 31, 2025					(744,000)		8,216,000		770,000	8,190,000
Balance, shares at Mar. 31, 2025											8,500
Beginning balance, value at Dec. 31, 2024		$ 7,690,000			(765,000)		7,493,000		568,000	7,690,000
Balance, shares at Dec. 31, 2024			8,500								8,500
Net income (loss)					(16,274,000)		(16,274,000)
Unit-based compensation							13,425,000		13,425,000
Contributions		500,000					500,000
Issuance of Class C Units		$ 2,992,000					2,992,000
Issuance of Class C Units, shares		128
Ending balance, value at Dec. 31, 2025	$ 1	$ 11,182,000		$ (51,450)	(17,039,000)	$ (51,450)	8,136,000		13,993,000	11,182,000
Balance, shares at Dec. 31, 2025	1	128	8,500								8,500	128
Beginning balance, value at Sep. 04, 2025
Common stock issuance	1
Net income (loss)				(51,450)		(51,450)
Ending balance, value at Dec. 31, 2025	$ 1	$ 11,182,000		(51,450)	(17,039,000)	(51,450)	8,136,000		13,993,000	11,182,000
Balance, shares at Dec. 31, 2025	1	128	8,500								8,500	128
Net income (loss)				(51,000)	(4,118,000)	(51,000)	(4,118,000)
Unit-based compensation							198,000		198,000
Ending balance, value at Mar. 31, 2026				$ (102,450)	$ (21,157,000)	$ (102,450)	$ 4,216,000		$ 14,191,000	$ 11,182,000
Balance, shares at Mar. 31, 2026	1										8,500	128